Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Income Statement [Abstract]
Revenue from contracts with customers	$ 8,673	$ 50,071	$ 22,814	$ 33,066
Dividend income		8,969	634
Changes in fair value on financial assets measured at fair value through profit or loss (“FVTPL”)	16,279	77,059	(3,003)	15,386
Total revenue	24,952	136,099	20,445	48,452
Cost of production and cost of hotel operation	(2,121)	(20,267)	(8,331)	(980)
Employee benefits expense	(3,074)	(12,893)	(5,057)	(9,868)
Depreciation and amortization	(1,441)	(9,491)	(5,642)	(1,312)
Finance costs	(3,403)	(10,317)	(10,326)	(1,195)
Other operating expenses	(5,466)	(7,355)	(5,649)	(6,004)
Other income	8,988	21,775	20,020	16,052
Other gains and losses, net	14,342	1,122	37,000	153
Profit before tax	32,777	98,673	42,460	45,298
Income tax expense	(1,991)	(1,682)	(785)	(4,485)
Profit for the year/period	30,786	96,991	41,675	40,813
Item that will not be reclassified to profit or loss:
Exchange differences on translation from functional currency to presentation currency	1,168	13	1,564	(30)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(956)	(2,767)	(625)	(960)
Cumulative exchange differences reclassified to profit or loss upon disposal of foreign operations			2,695
Share of other comprehensive income of joint ventures	126		1,312	377
Other comprehensive (expense) income reclassified subsequently to profit or loss	(830)	(2,767)	3,382	(583)
Other comprehensive (expense) income for the year/period	338	(2,754)	4,946	(613)
Total comprehensive income for the year/period	31,124	94,237	46,621	40,200
Profit (loss) for the year/period attributable to:
- Owners of the Company	31,940	54,705	44,443	42,059
- Non-controlling interests	(1,154)	42,286	(2,768)	(1,246)
Profit (loss) for the year	30,786	96,991	41,675	40,813
Total comprehensive income (expense) for the year/period attributable to:
- Owners of the Company	32,563	52,556	50,100	41,889
- Non-controlling interests	(1,439)	41,681	(3,479)	(1,689)
Total comprehensive income (expense) for the year	$ 31,124	$ 94,237	$ 46,621	$ 40,200
Earnings per share
- Basic (US$) (in Dollars per share)	$ 0.42	$ 0.44	$ 0.58	$ 0.57
- Diluted (US$) (in Dollars per share)	$ 0.42	$ 0.44	$ 0.58	$ 0.57